Condensed Consolidated Statements of Redeemable Noncontrolling Interest and Stockholders' Equity (Deficit) - USD ($)	Total	Redeemable Non Controlling Equity [Member]	Common Class A [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Common Class A [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class F [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A Convertible Preferred Stock [Member]
Beginning balance at Dec. 31, 2017	$ (580,860,000)			$ 165,390,000		$ 3,000	$ (746,258,000)		$ 4,000	$ 1,000
Beginning balance (Shares) at Dec. 31, 2017									131,361,300	42,564,150
Issuance of common stock warrants and options in connection with an acquisition	735,000			735,000
Issuance of common stock warrants and options in connection with an acquisition (Shares)									4,754,130
Exercises and vesting of early exercised Class A common stock options	979,000			979,000
Exercises and vesting of early exercised Class A common stock options (Shares)									24,750
Issuance of Series A preferred stock, net of issuance costs	399,589,000											$ 399,589,000
Issuance of Series A preferred stock, net of issuance costs (Shares)												109,090,908
Repurchase of unvested Class A common stock related to early exercised stock options	(21,000)			(21,000)
Repurchase of unvested Class A common stock related to early exercised stock options (Shares)									(19,689)
Modification of Class A common stock warrant related to settlement of debt	58,374,000			58,374,000
Repurchase of unvested restricted stock awards									(238,554)
Total other comprehensive loss, net	(2,621,000)					(2,621,000)
Stock-based compensation	5,465,000			5,465,000
Net income (loss)	(259,995,000)						(259,995,000)
Ending balance at Dec. 31, 2018	(378,355,000)			230,922,000		(2,618,000)	(1,006,253,000)		$ 4,000	$ 1,000		$ 399,589,000
Ending balance (Shares) at Dec. 31, 2018									135,881,937	42,564,150		109,090,908
Issuance of common stock warrants and options in connection with an acquisition	192,000			192,000
Issuance of common stock warrants and options in connection with an acquisition (Shares)									3,267,792
Exercises and vesting of early exercised Class A common stock options	2,940,000			2,939,000					$ 1,000
Exercises and vesting of early exercised Class A common stock options (Shares)									6,771,873
Repurchase of unvested Class A common stock related to early exercised stock options	(11,000)			(11,000)
Repurchase of unvested Class A common stock related to early exercised stock options (Shares)									(8,595)
Repurchase of Class A common stock	(9,074,000)			(9,074,000)
Repurchase of Class A common stock (Shares)									(2,775,000)
Repurchase of unvested restricted stock awards									(360,552)
Exercise of warrant	1,000								$ 1,000
Exercise of warrant (Shares)									34,816,317
Total other comprehensive loss, net	(1,522,000)					(1,522,000)
Stock-based compensation	10,222,000			10,222,000
Net income (loss)	119,040,000						119,040,000
Net loss - Temporary Equity	0
Ending balance, Temporary Equity at Dec. 31, 2019	0
Ending balance at Dec. 31, 2019	(256,567,000)			235,190,000		(4,140,000)	(887,213,000)	$ 7,000	$ 6,000	$ 1,000	$ 399,589,000	$ 399,589,000
Ending balance (Shares) at Dec. 31, 2019								220,157,922	177,593,772	42,564,150	109,090,908	109,090,908
Exercises and vesting of early exercised Class A common stock options	145,000			145,000
Exercises and vesting of early exercised Class A common stock options (Shares)								442,503
Repurchase of unvested Class A common stock related to early exercised stock options (Shares)								(425,001)
Repurchase of Class A common stock	(760,000)			(760,000)
Repurchase of Class A common stock (Shares)								(114,000)
Total other comprehensive loss, net	(1,903,000)					(1,903,000)
Stock-based compensation	3,462,000			3,462,000
Net income (loss)	4,664,000						4,664,000
Ending balance at Mar. 31, 2020	(250,959,000)			238,037,000		(6,043,000)	(882,549,000)	$ 7,000			$ 399,589,000
Ending balance (Shares) at Mar. 31, 2020								220,061,424			109,090,908
Beginning balance, Temporary Equity at Dec. 31, 2019	0
Beginning balance at Dec. 31, 2019	(256,567,000)			235,190,000		(4,140,000)	(887,213,000)	$ 7,000	$ 6,000	$ 1,000	$ 399,589,000	$ 399,589,000
Beginning balance (Shares) at Dec. 31, 2019								220,157,922	177,593,772	42,564,150	109,090,908	109,090,908
Net income (loss)	(106,415,000)
Net loss - Temporary Equity	(546,000)
Ending balance, Temporary Equity at Sep. 30, 2020		$ 2,010,000
Ending balance at Sep. 30, 2020	(194,059,000)			398,909,000		1,064,000	(993,628,000)	$ 7,000			$ 399,589,000
Ending balance (Shares) at Sep. 30, 2020								224,931,718			109,090,908
Beginning balance, Temporary Equity at Dec. 31, 2019	0
Beginning balance at Dec. 31, 2019	(256,567,000)			235,190,000		(4,140,000)	(887,213,000)	$ 7,000	$ 6,000	$ 1,000	$ 399,589,000	$ 399,589,000
Beginning balance (Shares) at Dec. 31, 2019								220,157,922	177,593,772	42,564,150	109,090,908	109,090,908
Issuance of common stock warrants and options in connection with an acquisition	39,040,000		$ 106,133,000	39,040,000	$ 106,133,000
Issuance of common stock warrants and options in connection with an acquisition (Shares)									2,479,996
Exercises and vesting of early exercised Class A common stock options	2,303,000			2,303,000
Exercises and vesting of early exercised Class A common stock options (Shares)									3,559,168
Issuance of Series A preferred stock, net of issuance costs	9,318,000			9,318,000
Issuance of Series A preferred stock, net of issuance costs (Shares)									764,472
Repurchase of unvested Class A common stock related to early exercised stock options (Shares)									(425,001)
Repurchase of Class A common stock	(1,766,000)			(1,766,000)
Repurchase of Class A common stock (Shares)									(249,000)
Issuance of common stock warrants in connection with lease modification	433,000			433,000
Acquisition of noncontrolling interest		2,556,000
Issuance of Class A common stock in exchange for noncontrolling equity interest	1,500,000	(1,500,000)		1,500,000
Issuance of Class A common stock in exchange for noncontrolling equity interest (Shares)									76,844
Total other comprehensive loss, net	4,744,000					4,744,000
Stock-based compensation	61,504,000			61,504,000
Net income (loss)	(125,187,000)						(125,187,000)
Net loss - Temporary Equity	747,000	(747,000)
Ending balance, Temporary Equity at Dec. 31, 2020	309,000	309,000
Ending balance at Dec. 31, 2020	(158,545,000)			453,655,000		604,000	(1,012,400,000)	$ 7,000	$ 6,000	$ 1,000	$ 399,589,000	$ 399,589,000
Ending balance (Shares) at Dec. 31, 2020								226,364,401	183,800,251	42,564,150	109,090,908	109,090,908
Beginning balance at Mar. 31, 2020	(250,959,000)			238,037,000		(6,043,000)	(882,549,000)	$ 7,000			$ 399,589,000
Beginning balance (Shares) at Mar. 31, 2020								220,061,424			109,090,908
Issuance of common stock warrants and options in connection with an acquisition	39,040,000			39,040,000
Exercises and vesting of early exercised Class A common stock options	117,000			117,000
Exercises and vesting of early exercised Class A common stock options (Shares)								37,593
Repurchase of Class A common stock	(1,006,000)			(1,006,000)
Repurchase of Class A common stock (Shares)								(135,000)
Issuance of common stock warrants in connection with lease modification	433,000			433,000
Acquisition of noncontrolling interest		2,556,000
Total other comprehensive loss, net	2,551,000					2,551,000
Stock-based compensation	4,747,000			4,747,000
Net income (loss)	(21,391,000)						(21,391,000)
Net loss - Temporary Equity		(320,000)
Ending balance, Temporary Equity at Jun. 30, 2020		2,236,000
Ending balance at Jun. 30, 2020	(226,468,000)			281,368,000		(3,492,000)	(903,940,000)	$ 7,000			$ 399,589,000
Ending balance (Shares) at Jun. 30, 2020								219,964,017			109,090,908
Issuance of common stock warrants and options in connection with an acquisition	106,133,000			106,133,000
Issuance of common stock warrants and options in connection with an acquisition (Shares)								2,479,996
Exercises and vesting of early exercised Class A common stock options	840,000			840,000
Exercises and vesting of early exercised Class A common stock options (Shares)								2,487,705
Total other comprehensive loss, net	4,556,000					4,556,000
Stock-based compensation	10,568,000			10,568,000
Net income (loss)	(89,688,000)						(89,688,000)
Net loss - Temporary Equity	(226,000)	(226,000)
Ending balance, Temporary Equity at Sep. 30, 2020		2,010,000
Ending balance at Sep. 30, 2020	(194,059,000)			398,909,000		1,064,000	(993,628,000)	$ 7,000			$ 399,589,000
Ending balance (Shares) at Sep. 30, 2020								224,931,718			109,090,908
Beginning balance, Temporary Equity at Dec. 31, 2020	309,000	309,000
Beginning balance at Dec. 31, 2020	(158,545,000)			453,655,000		604,000	(1,012,400,000)	$ 7,000	$ 6,000	$ 1,000	$ 399,589,000	$ 399,589,000
Beginning balance (Shares) at Dec. 31, 2020								226,364,401	183,800,251	42,564,150	109,090,908	109,090,908
Exercises and vesting of early exercised Class A common stock options	10,143,000			10,143,000
Exercises and vesting of early exercised Class A common stock options (Shares)								1,232,156
Repurchase of Class A common stock								$ (214,509,000)
Total other comprehensive loss, net	(721,000)					(721,000)
Stock-based compensation	29,667,000			29,667,000
Net income (loss)	(10,521,000)						(10,521,000)
Net loss - Temporary Equity		(54,000)
Ending balance, Temporary Equity at Mar. 31, 2021		255,000
Ending balance at Mar. 31, 2021	(129,977,000)			493,465,000		(117,000)	(1,022,921,000)	$ 7,000			$ 399,589,000
Ending balance (Shares) at Mar. 31, 2021								227,382,048			109,090,908
Beginning balance, Temporary Equity at Dec. 31, 2020	309,000	309,000
Beginning balance at Dec. 31, 2020	(158,545,000)			453,655,000		604,000	(1,012,400,000)	$ 7,000	$ 6,000	$ 1,000	$ 399,589,000	$ 399,589,000
Beginning balance (Shares) at Dec. 31, 2020								226,364,401	183,800,251	42,564,150	109,090,908	109,090,908
Net income (loss)	4,080,000
Net loss - Temporary Equity	(149,000)
Ending balance, Temporary Equity at Sep. 30, 2021	160,000	160,000
Ending balance at Sep. 30, 2021	2,049,059,000			3,084,928,000		(27,560,000)	(1,008,320,000)	$ 11,000
Ending balance (Shares) at Sep. 30, 2021								373,641,135
Beginning balance, Temporary Equity at Mar. 31, 2021		255,000
Beginning balance at Mar. 31, 2021	(129,977,000)			493,465,000		(117,000)	(1,022,921,000)	$ 7,000			$ 399,589,000
Beginning balance (Shares) at Mar. 31, 2021								227,382,048			109,090,908
Issuance of common stock warrants and options in connection with an acquisition	342,170,000			342,170,000
Issuance of common stock warrants and options in connection with an acquisition (Shares)								6,320,688
Exercises and vesting of early exercised Class A common stock options	5,190,000			5,190,000
Exercises and vesting of early exercised Class A common stock options (Shares)								1,020,588
Issuance of Series A preferred stock, net of issuance costs (Shares)								12,006
Issuance of Class A common stock in connection with initial public offering, net of issuance costs as adjusted for cost reimbursement	$ 1,747,971,000			1,747,970,000				$ 1,000
Issuance of Class A common stock in connection with initial public offering, net of issuance costs as adjusted for cost reimbursement (Shares)								22,500,000
Conversion of preferred stock to common stock in connection with initial public offering				399,586,000				$ 3,000			$ (399,589,000)
Conversion of preferred stock to common stock in connection with initial public offering (Shares)	109,090,908										(109,090,908)
Repurchase of Class A common stock (Shares)								(390,000)
Exercise of warrant (Shares)								6,229,081
Total other comprehensive loss, net	$ (9,188,000)					(9,188,000)
Stock-based compensation	26,852,000			26,852,000
Net income (loss)	14,423,000						14,423,000
Net loss - Temporary Equity		(59,000)
Ending balance, Temporary Equity at Jun. 30, 2021		196,000
Ending balance at Jun. 30, 2021	1,997,441,000			3,015,233,000		(9,305,000)	(1,008,498,000)	$ 11,000
Ending balance (Shares) at Jun. 30, 2021								372,165,319
Issuance of common stock warrants and options in connection with an acquisition	$ 25,000,000			25,000,000
Issuance of common stock warrants and options in connection with an acquisition (Shares)	405,205							405,205
Exercises and vesting of early exercised Class A common stock options	$ 7,782,000			7,782,000
Exercises and vesting of early exercised Class A common stock options (Shares)								991,787
Issuance of Series A preferred stock, net of issuance costs	2,503,000			2,503,000
Issuance of Series A preferred stock, net of issuance costs (Shares)								78,824
Total other comprehensive loss, net	(18,255,000)					(18,255,000)
Stock-based compensation	34,410,000			34,410,000
Net income (loss)	178,000						178,000
Net loss - Temporary Equity	(36,000)	(36,000)
Ending balance, Temporary Equity at Sep. 30, 2021	160,000	$ 160,000
Ending balance at Sep. 30, 2021	$ 2,049,059,000			$ 3,084,928,000		$ (27,560,000)	$ (1,008,320,000)	$ 11,000
Ending balance (Shares) at Sep. 30, 2021								373,641,135